Payable taxes and other accrued expenses (Tables)	12 Months Ended
Dec. 31, 2021
Payable taxes and other accrued expenses
Schedule of tax payable and other accrued expenses

	December 31,
	2021		2020		2019
Accrued expenses	Ps.	210,515	Ps.	172,847	Ps.	202,363
Taxes payable other than income tax		713,850		153,046		345,461
Accrued interest		73,489		44,295		42,438
	Ps.	997,854	Ps.	370,188	Ps.	590,262